AVAILABLE-FOR-SALE SECURITIES	9 Months Ended
Sep. 30, 2011
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended September 30, 2011, the Company received proceeds of nil (2010 — $11.1 million) from the sale of certain available-for-sale securities and recognized a gain before income taxes of nil (2010 — $7.8 million).

  During the nine months ended September 30, 2011, the Company received proceeds of $9.3 million (2010 — $11.6 million) from the sale of certain available-for-sale securities and recognized a gain before income taxes of $4.8 million (2010 — $8.2 million).

  The cost of an available-for-sale security was determined based on the average cost. Available-for-sale securities are carried at fair value and comprise the following:

	September 30, 2011	December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$89,477	$50,958
Unrealized gains in accumulated other comprehensive income	17,558	48,151

Estimated fair value	107,035	99,109

Available-for-sale securities in an unrealized loss position
Cost	$44,381	—
Unrealized losses in accumulated other comprehensive income	(3,455)	—

Estimated fair value	40,926	—

Total estimated fair value of available-for-sale securities	$147,961	$99,109

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. At September 30, 2011 the pre-impairment fair value of investments in an unrealized loss position was $43.6 million with a total unrealized loss of $6.9 million. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. As a result of that evaluation, the Company wrote down certain available-for-sale securities by $3.4 million for the three months ended September 30, 2011 that were considered other-than-temporarily impaired.

  For the remainder of the investments after the other-than-temporary impairment write-down, approximately 27.7% of the total fair value of investments are in an unrealized loss position. The Company also evaluated these securities in relation to the severity and duration (less than three months) of the impairment. Based on that evaluation and the Company's ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired as at September 30, 2011.